Other loans (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Other loans
Other loan	$ 212,349	$ 200,956	$ 162,664
Other loans (Textual)
Other loans monthly interest rate	2.00%	2.00%